INTANGIBLE ASSETS (Details Narrative) - USD ($)	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2013
Notes to Financial Statements
Obligated to pay the seller			$ 2,500,000
Amortization of patent aggregated	$ 75,233	$ 78,503